Share-Based Payments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Compensation and Retirement Disclosure [Abstract]
Schedule of stock option activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at January 1, 2019	1,706,431	$3.28	4.08	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	(60,000)	1.91	-	-
Outstanding at March 31, 2019	1,646,431	$3.33	3.66	$54,565
Vested and expected to be vested as of March 31, 2019	1,646,431	$3.33	3.66	$54,565
Options exercisable at March 31, 2019 (vested)	1,634,348	$3.34	3.63	$53,365

			Weighted
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at January 1, 2018	1,853,391	$3.2	2.99	$0.02
Granted	-	-
Exercised	(136,961)	2.34
Expired	(9,999)	1.58
Forfeited	-	-
Outstanding at December 31, 2018	1,706,431	$3.28	4.08	$-
Vested and expected to be vested as of December 31, 2018	1,706,431	$3.28	4.08	$-
Options exercisable at December 31, 2018 (vested)	1,653,097	$3.33	3.94	$-

Schedule of assumptions used to estimate the fair values of the share options
December 31,
2017
Expected term	5.4 ~5.9 years
Expected volatility	55% ~ 85%
Expected dividend yield	0%
Risk free interest rate	2.04% ~2.29%

Schedule of warrants outstanding and exercisable
	March 31, 2019	December 31, 2018
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date

2014 Broker Warrants (Series E Financing)	-	60,000	$1.75	01/31/19
2018 IDV (Senior secured convertible note )	1,671,196	-	$1.84	2/22/2024
	1,671,196	60,000

	2018	2017
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date

2014 Broker Warrants (Series E Financing)	60,000	703,714	$1.75	01/31/19
2016 Warrants to SSS	-	1,818,182	$2.75	03/28/18
	60,000	2,521,896

Schedule of summary of restricted shares
		Weighted-average
	Shares	fair value
Non-vested restricted shares outstanding at January 1, 2019	87,586	$2.46
Granted	129,840	$1.24
Forfeited	-	$-
Vested	(129,840)	$1.24
Non-vested restricted shares outstanding at March 31, 2019	87,586	$2.46

		Weighted-average
	Shares	fair value
Non-vested restricted shares outstanding at January 1, 2018	109,586	$1.92
Granted	1,342,743	2.58
Forfeited	(100,000)	2.27
Vested	(1,264,743)	2.56
Non-vested restricted shares outstanding at December 31, 2018	87,586	$2.46